Shareholders' equity - Changes in outstanding stock options issued (Details)																	12 Months Ended
	Dec. 14, 2020 Options $ / shares	Dec. 14, 2020 Options $ / shares	Nov. 11, 2020 Options $ / shares	Nov. 11, 2020 Options $ / shares	Aug. 12, 2020 Options $ / shares	Aug. 12, 2020 Options $ / shares	May 14, 2020 Options $ / shares	May 14, 2020 Options $ / shares	Apr. 01, 2020 Options $ / shares	Apr. 01, 2020 Options $ / shares	Nov. 13, 2019 Options $ / shares	Nov. 13, 2019 Options $ / shares	Aug. 07, 2019 Options $ / shares	Aug. 07, 2019 Options $ / shares	Feb. 20, 2019 Options $ / shares	Feb. 20, 2019 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2019 Options $ / shares
Number of options outstanding
Balance at the beginning																	4,726,943	4,726,943	3,220,280	3,220,280
Granted (1) (2) (3) (4) (5)	460,000	460,000	185,000.00	185,000.00					1,010,000	1,010,000	512,222	512,222			1,015,275	1,015,275	1,805,000	1,805,000	1,548,330	1,548,330
Exercised																	(128,222)	(128,222)	(41,667)	(41,667)
Forfeited																	(115,555)	(115,555)
Balance at the end																	6,288,166	6,288,166	4,726,943	4,726,943
Weighted average exercise price
Balance at the beginning | (per share)																	$ 2.26	$ 2.88	$ 1.13	$ 1.47
Granted (6) (7) (8) | (per share)	$ 3.24	$ 4.12							$ 10.92	$ 13.91	$ 6.46	$ 8.39			$ 3.35	$ 4.36	7.74	9.85	4.45	5.79
Exercised | (per share)																	1.51	1.92	1.39	1.80
Forfeited | (per share)																	6.27	7.99
Balance at the end | $ / shares																			2.22
Balance at the end | (per share)																	$ 3.78	$ 4.81	$ 2.26	$ 2.88
Key Management
Number of options outstanding
Granted (1) (2) (3) (4) (5)	390,000	390,000							750,000	750,000	472,222	472,222			895,830	895,830
Other interests
Number of options outstanding
Granted (1) (2) (3) (4) (5)	70,000	70,000			85,000	85,000	65,000	65,000	260,000	260,000	40,000	40,000	20,833	20,833	119,445	119,445
Weighted average exercise price
Granted (6) (7) (8) | (per share)			$ 2.41	$ 3.14	$ 2.81	$ 3.58	$ 11.56	$ 14.72					$ 8.79	$ 11.41